Events After the Reporting Period - Share Issuances (Details)									1 Months Ended		2 Months Ended
	Dec. 29, 2022 USD ($) $ / shares shares	Dec. 29, 2022 DKK (kr) kr / shares shares	Oct. 20, 2022 shares	Oct. 20, 2022 USD ($) $ / shares shares	Oct. 20, 2022 DKK (kr) shares	Oct. 13, 2022 kr / shares shares	Oct. 03, 2022 USD ($)	Oct. 03, 2022 DKK (kr)	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Mar. 03, 2023 USD ($) $ / shares shares	Mar. 03, 2023 DKK (kr) kr / shares shares	Dec. 31, 2022 kr / shares	Aug. 31, 2022 kr / shares	Dec. 31, 2021 kr / shares	Feb. 05, 2021 kr / shares	Jan. 04, 2021 kr / shares	Aug. 10, 2020 kr / shares
ADS
Disclosure of non-adjusting events after reporting period [line items]
Shares sold (in shares) | shares			114,402			114,402
Share purchase price | $ / shares				$ 2.76
Proceeds from issue of shares | $							$ 300,000
Increase in share capital | kr								kr 114,402
Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Shares sold (in shares) | shares									269,136	745,380
Ordinary shares par value | kr / shares													kr 1	kr 1	kr 1	kr 1	kr 1	kr 1
Share purchase price | $ / shares									$ 8.89	$ 8.89
Proceeds from issue of shares | $									$ 2,400,000	$ 6,600,000
At-The-Market Issuance Sales Agreement
Disclosure of non-adjusting events after reporting period [line items]
Shares sold (in shares) | shares	4,450	4,450
Proceeds from issue of shares | $	$ 9,968
Increase in share capital | kr		kr 4,450
At-The-Market Issuance Sales Agreement | ADS
Disclosure of non-adjusting events after reporting period [line items]
Shares sold (in shares) | shares	4,450	4,450		114,403	114,403
Number of ordinary shares per ADS		1	1	1	1
Share purchase price | $ / shares	$ 2.24			$ 2.76
Proceeds from issue of shares | $				$ 300,000
Increase in share capital | kr					kr 114,403
At-The-Market Issuance Sales Agreement | Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares par value | kr / shares		kr 1				kr 1
Share Issuances [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in share capital | kr												kr 2,298,594
Share Issuances [member] | At-The-Market Issuance Sales Agreement
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of shares | $											$ 4,200,000
Share Issuances [member] | At-The-Market Issuance Sales Agreement | ADS
Disclosure of non-adjusting events after reporting period [line items]
Shares sold (in shares) | shares											2,298,594	2,298,594
Number of ordinary shares per ADS												1
Share purchase price | $ / shares											$ 1.90
Share Issuances [member] | At-The-Market Issuance Sales Agreement | Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares par value | kr / shares												kr 1